Note 14 - Income Tax (Detail) - Summary of Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets
Research and development credits	$ 5,216	$ 5,148
Net operating loss carryforwards	30	36
Depreciation and amortization	351	430
Accrued vacation and other expenses	108	238
	5,705	5,852
Valuation allowance	(5,554)	(5,609)
Total net deferred income tax assets	151	243
Deferred income tax liabilities
Unrealized capital allowance	$ 20	$ 11